Intangible Assets (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Schedule Of Estimated Future Amortization Expense [Line Items]
Balance, beginning of year	$ 3,271	$ 3,435	$ 4,173
Amortization	(1,151)	(164)	(738)
Balance, end of year	$ 2,120	$ 3,271	$ 3,435